Fair Value Measurements (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Total liabilities	$ 126,927	$ 43,080,000
Advanced Subscription Agreement
Liabilities:
Total liabilities		8,098,000
Derivative liability
Liabilities:
Total liabilities	126,927	34,982,000
Recurring
Liabilities:
Total liabilities		43,080,000	$ 6,992,000
Recurring | Advanced Subscription Agreement
Liabilities:
Total liabilities		8,098,000	6,992,000
Recurring | Derivative liability
Liabilities:
Total liabilities		34,982,000
Level 3
Liabilities:
Total liabilities	126,927	43,080,000
Level 3 | Advanced Subscription Agreement
Liabilities:
Total liabilities		8,098,000
Level 3 | Derivative liability
Liabilities:
Total liabilities	$ 126,927	34,982,000
Level 3 | Recurring
Liabilities:
Total liabilities		43,080,000	6,992,000
Level 3 | Recurring | Advanced Subscription Agreement
Liabilities:
Total liabilities		8,098,000	$ 6,992,000
Level 3 | Recurring | Derivative liability
Liabilities:
Total liabilities		$ 34,982,000